Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 18,376	$ 168,883	$ 95,420
Prepaid and other current assets	24,753	22,800	22,804
Inventory		0	33,598
Total current assets	43,129	191,683	151,822
Operating lease right-of-use asset	23,021	47,096	76,520
Security deposit	2,850	2,850	2,850
Patents, net	25,313	28,350	32,400
Deferred offering costs		0	21,051
TOTAL ASSETS	94,313	269,979	284,643
Current Liabilities
Accounts payable and accrued expenses	1,065,293	830,672	869,567
Accrued liabilities - related parties	233,842	168,649	91,725
Accrued compensation	683,267	608,500	252,750
Operating lease liability - current	23,954	33,331	28,838
Convertible notes payable, net of debt discount		0	207,500
Convertible notes payable - related party, net of debt discount		0	500,000
Total current liabilities	2,006,356	1,641,152	1,950,380
Convertible notes payable - related party, net of debt discount	500,000	500,000	0
Convertible notes payable, net of debt discount	927,500	557,500	0
Operating lease liability - long-term	0	15,158	48,489
TOTAL LIABILITIES	3,433,856	2,713,810	1,998,869
Commitments and Contingencies	0	0	0
Stockholders' Deficit
Series A Convertible Preferred Stock - $0.001 par value, 1,000,000 shares Authorized and 0 shares issued and outstanding	0	0	0
Common Stock - $0.001 par value, 300,000,000 shares Authorized, 258,690,253 and 252,408,222 shares issued and outstanding at September 30, 2025 and December 31, 2024	258,690	252,408	244,783
Subscription Receivable	0	0
Additional Paid-In Capital	77,235,150	76,004,704	74,740,201
Accumulated Deficit	(80,833,383)	(78,700,943)	(76,699,210)
Total Stockholders' Deficit	(3,339,543)	(2,443,831)	(1,714,226)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 94,313	$ 269,979	$ 284,643